VOYA PARTNERS, INC.

VY® Pioneer High Yield Portfolio

(the “Portfolio”)

Supplement dated March 29, 2018

to the Portfolio’s Initial Class, Service Class, and Service 2 Class Prospectus dated May 1, 2017,

Summary Prospectus dated May 1, 2017, as supplemented October 27, 2017

(each a “Prospectus” and collectively the “Prospectuses”),

and related Statement of Additional Information (“SAI”) dated May 1, 2017

Effective March 31, 2018, Tracy Wright will no longer serve as a portfolio manager for the Portfolio. Effective March 31, 2018, the Portfolio’s Prospectuses and SAI are hereby revised as follows:

1.	All references to Tracy Wright as a portfolio manager for the Portfolio are hereby deleted in their entirety.

2.	The sub-section entitled “Portfolio Management – Portfolio Managers” of the Portfolio’s Prospectuses, is hereby deleted in its entirety and replaced with the following:

Portfolio Managers

Andrew Feltus	Matthew Shulkin
Portfolio Manager (since 04/07)	Portfolio Manager (since 10/17)

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE